APPENDIX I             UNITED STATES              ------------------------------
                                                      OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   ------------------------------
                  Washington, D.C. 20549          OMB Number:   3235-0456
                                                  Expires: July 31, 2006
                                                  Estimated average burden
                                                  hours per response....... 2
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                        FORM 24F-2
              ANNUAL NOTICE OF SECURITIES SOLD
                   PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1. NAME AND ADDRESS OF ISSUER:
                         Neuberger Berman Institutional Liquidity Series 605 Third Avenue, 2nd Floor
                         New York, NY 10158-0180

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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED
(IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): /X/




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3. INVESTMENT COMPANY ACT FILE NUMBER:  811-21647

      SECURITIES ACT FILE NUMBER:       333-120168


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4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                            March 31, 2006

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4(b).  CHECK BOX IF THIS FORM IS BEING FILED LATE (i.e., MORE THAN 90 CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)  N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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

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4(c). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.
                                                               N/A

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5.  CALCULATION OF REGISTRATION FEE:
         (i) AGGREGATE SALE PRICE OF SECURITIES SOLD
             DURING THE FISCAL YEAR PURSUANT TO
             SECTION 24(f):                                       $9,110,754,557
                                                                  --------------

        (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR
             REPURCHASED DURING THE FISCAL YEAR:
                                                   $9,199,971,734
                                                   --------------
       (iii) AGGREGATE PRICE OF SECURITIES REDEEMED
             OR REPURCHASED DURING ANY PRIOR FISCAL
             YEAR ENDING NO EARLIER THAN OCTOBER
             11, 1995 THAT WERE NOT PREVIOUSLY USED
             TO REDUCE REGISTRATION FEES PAYABLE TO
             THE COMMISSION:                       $0

        (iv) TOTAL AVAILABLE REDEMPTION CREDITS
             [ADD ITEM 5(ii) AND 5(iii):                          $9,199,971,734
                                                                  --------------
         (v) NET SALES - IF ITEM 5(i) IS GREATER THAN
             ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM
             ITEM 5(i)]:                                                       0
                                                                     -----------
        (vi) REDEMPTION CREDITS AVAILABLE FOR USE
             IN FUTURE YEARS                        ($89,217,177)
             - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) -------------
               [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:

       (vii) MULTIPLIER FOR DETERMINING REGISTRATION
             FEE (SEE INSTRUCTION C.9):       x                        $0.000107
                                                                       ---------
      (viii) REGISTRATION FEE DUE [MULTIPLY ITEM
             5(v) BY ITEM 5(vii)] (ENTER 'O' IF NO
             FEE IS DUE):                     =                               $0
                                                                              --

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6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

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7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END
   OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                              +                               $0
                                                                               -
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8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE
   5(viii) PLUS LINE 7]:
                                              =                               $0
                                                                              --
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

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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
   COMMISSION'S LOCKBOX DEPOSITORY:

          Method of Delivery: N/A
                                Wire Transfer
                                Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*      John McGovern          /s/ John McGovern
                                ------------------------------------------------
                                Name

                                Treasurer
                                ------------------------------------------------
                                Title

Date 06/29/06
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  *Please print the name and title of the signing officer below the signature.